PUTNAM HIGH YIELD ADVANTAGE FUND

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
             APRIL 1, 1996   , AS REVISED OCTOBER 1, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated April 1, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             TABLE OF CONTENTS

PART I

INVESTMENT RESTRICTIONS  . . . . . . . . . . . . . . . . . . . . . . . .I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . I-   9

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .I-   13

ADDITIONAL OFFICERS  . . . . . . . . . . . . . . . . . . . . . .I-   14

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .I-   14


PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . II-   29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . II-   35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . II-   44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . II-   46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . II-   59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . II-   60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . II-   66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . II-   66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . II-   66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . II-   67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . II-   68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . II-   73

                                    SAI
                                  PART I

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES, THE FUND MAY NOT AND WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with transactions in futures contracts and options.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

(7) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and related options.

(8) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its total assets.

(9) Invest in securities of any issuer if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5%.

(10) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

(11) Acquire more than 10% of the voting securities of any issuer.

(12) Invest more than 25% of the value of its total assets in any one industry.

(13) Purchase securities restricted as to resale if, as a result, such investments would exceed 15% of the value of the fund's net assets, excluding restricted securities that have been determined by the Trustees of the fund (or the person designated by them to make such determinations) to be readily marketable.

(14) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(15) Make investments for the purpose of gaining control of a company's management.

(16) Issue any class of securities which is senior to the fund's shares of beneficial interest.

IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

(2) Invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

(3) Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligation of the U.S. government or its instrumentalities or agencies.

(4) Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

   At a meeting to be held on October 31, 1996, shareholders of the fund are being asked to approve a number of changes to the fund's fundamental investment restrictions, including the elimination of certain of these restrictions. If these proposals are approved at that meeting, the fund's fundamental and non-fundamental investment restrictions will be as follows after that date:

FUNDAMENTAL RESTRICTIONS

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

NON-FUNDAMENTAL RESTRICTIONS

The fund may not and will not:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

(2) Invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

(3) Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligation of the U.S. government or its instrumentalities or agencies.

(4) Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

(5) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of its total assets (taken at cost) in connection with permitted borrowings.

(6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with financial futures contracts or options.

(7) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(8) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights or contracts, and it may acquire and dispose of such leases, rights or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

Although certain of the fund's fundamental investment restrictions permit the fund to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year. The fund has undertaken to a state securities authority (i) that it will engage in futures contracts or options transactions only to the extent that the aggregate premiums paid for all uncovered options written by others do not exceed 2.0% of the net assets of the fund and (ii) that it will not accept payment for shares in securities in which it does not already maintain a position if to accept such securities would be for the purpose of resale.

The fund has also undertaken to a state securities authority that the fund will not purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate (b) purchase or sell securities that are secured by interests in real estate or interests therein, or
(c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

   In connection with the offering of its shares in Japan, the fund has undertaken to the Japanese Securities Dealers
Association: (1) that the fund will not invest more than 10% of the fund's net assets in securities that are not traded on a recognized exchange; (2) that the fund may not acquire more than 10% of the voting securities of any issuer; (3) that the fund will not invest more that 5% of its total assets in the securities of any one issuer (other than the U.S. government) and
(4) that the fund will not acquire more than 15% of the voting securities of any issuer together with other registered investment companies managed by Putnam Investment Management, Inc.

If the undertakings are violated, the fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the fund and the only remedy in respect of the violation. These undertakings will remain in effect as long as required by the Japanese Securities Dealers Association.

                              --------------

   Although certain of the fund's fundamental investment restrictions permit the fund to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The fund may invest without limitation in "premium securities as defined in the prospectus.

CHARGES AND EXPENSES

MANAGEMENT FEES

Under a Management Contract dated May 6, 1994, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter at an annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% of any amount over $1.5 billion. For the past three fiscal years, pursuant to the Management Contract (and a management contract in effect prior to May 6, 1994, under which the management fee payable to Putnam Management was paid at the rate of 0.70% of the first $100 million of average net assets, 0.60% of the next $100 million, 0.50% of the next $300 million, 0.45% of the next $500 million and 0.425% of any amount over $1.0 billion) the fund incurred the following fees:

FISCAL       MANAGEMENT
YEAR         FEE PAID
------       ----------
1995         $6,014,802
1994         $4,397,110
1993         $3,283,747


BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal periods indicated.

FISCAL       BROKERAGE
YEAR         COMMISSIONS
------       ------------
1995         $57,488
1994         $34,030
1993         $122,114

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                  DOLLAR
                  VALUE           PERCENT OF
                  OF THESE        TOTAL             AMOUNT OF
                  TRANSACTIONS    TRANSACTIONS    COMMISSIONS
                  ------------    ------------    -----------
                  $26,832,100       14.02%          $51,474


ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management in the following amounts for administrative services during fiscal 1995, including the following amounts for the compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                          PORTION OF TOTAL
                          REIMBURSEMENT FOR
                            COMPENSATION
   TOTAL                         AND
REIMBURSEMENT               CONTRIBUTIONS
-------------             ----------------
  $20,020                      $18,474


TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1995 and the fees paid to each Trustee by all of the Putnam funds during calendar year 1995:

COMPENSATION TABLE

                                                        Total
                                Aggregate        compensation
                             compensation            from all
Trustees                   from the fund*      Putnam funds**
-----------------------------------------------------------------
Jameson A. Baxter/1994        $1,813              $150,854
Hans H. Estin/1972             1,820               150,854
John A. Hill/1985***           1,807               149,854
Elizabeth T. Kennan/1992       1,813               148,854
Lawrence J. Lasser/1992        1,812               150,854
Robert E. Patterson/1984       1,837               152,854
Donald S. Perkins/1982         1,812               150,854
William F. Pounds/1971         1,807               149,854
George Putnam/1957             1,820               150,854
George Putnam, III/1984        1,820               150,854
Eli Shapiro/1995****           1,072                95,372
A.J.C. Smith/1986              1,799               149,854
W. Nicholas Thorndike/1992     1,837               152,854

* Reflects amounts paid for fiscal year 1995. Includes an annual retainer and an attendance fee for each meeting attended.
** Reflects total payments received from all Putnam funds in the most recent calendar year. As of December 31, 1995, there were 99 funds in the Putnam family.
*** Includes compensation deferred pursuant to a Trustee
    Compensation Deferral Plan. The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of November 30, 1995 was $47,586, including income earned on such amounts.
****     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At February 29, 1996, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class and, except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more of the shares of any class of the fund.

                    SHAREHOLDER NAME     PERCENTAGE
       CLASS           AND ADDRESS          OWNED
       -----      ---------------------  ----------

         B        Merrill Lynch Pierce      6.60%
                     Fenner & Smith
               4800 Dear Lake Drive, East
                 Jacksonville, FL  32246

DISTRIBUTION FEES

During fiscal 1995, the fund paid the following 12b-1 fees to Putnam Mutual Funds:

      CLASS ACLASS B      CLASS M
      --------------      -------
    $1,918,495          $1,413,289       $48,204


CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class
A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
       TOTAL  MUTUAL FUNDS         DEFERRED
     FRONT-END    AFTER              SALES
FISCAL YEAR   SALES CHARGES   DEALER CONCESSIONS     CHARGES
-----------   -------------   ------------------    --------
   1995        $5,441,431         $626,712             $6,964
       1994    $4,081,135         $481,458              N/A
   1993        $5,752,110         $690,185              N/A

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                         CONTINGENT DEFERRED
FISCAL YEAR                 SALES CHARGES
-----------              -------------------
   1995                       $289,856
   1994                        $25,028

CLASS M SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class
M shares in the following amount during the 1995 fiscal year:

                            SALES CHARGES
                         RETAINED BY PUTNAM
                            MUTUAL FUNDS
   TOTAL                        AFTER
SALES CHARGES            DEALER CONCESSIONS
-------------            ------------------
  $250,277                     $22,260

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the 1995 fiscal year, the fund incurred $1,405,209 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended November 30, 1995)

                 CLASS A        CLASS B       CLASS M
Inception date:  3/25/86        5/16/94       12/1/94

TOTAL
RETURN       NAV*     POP**   NAV   CDSC     NAV    POP
----------------------------------------------------------------
1 year       16.81%   11.29% 15.94% 10.94%    --      --
5 years      18.43%   17.27%  --     --       --      --
Life of class         10.32%  9.77%           7.84%  5.42%     16.72%    12.98%

                CLASS A       CLASS B      CLASS M
YIELD             POP           NAV          POP

30-day
Yield            7.53%         7.15%        7.40%

*  net asset value
** public offering price

Data represent past performance and are not indicative of future results. Total return and yield at POP for class A and class M shares reflect the deduction of the maximum sales charge of 4.75% and 3.25%, respectively. Total return at CDSC for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.


ADDITIONAL OFFICERS

In addition to the persons listed as officers of the fund in Part II of this SAI, each of the following persons is also a Vice President of the fund and Vice President of certain of the Putnam funds. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

GARY N. COBURN, Senior Managing Director of Putnam Management.

EDWARD H. D'ALELIO, Managing Director of Putnam Management.

JIN W. HO, Managing Director of Putnam Management.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109 are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended November 30, 1995, filed electronically on January 31, 1996 (File No. 811-4616), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.